Accrued expenses and other current liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities

Note 7.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,	March 31,
	2012	2012

Accrued compensation	$77,155	$63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151	-
Accrued other	18,577	8,581
	$430,281	$601,695

Note 7.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2012	2011

Accrued compensation	$63,115	$-
Accrued warranty	90,000	-
Accrued sales returns	275,000	-
Accrued professional fees	164,999	45,200
Accrued rents	-	53,613
Accrued other	8,581	9,513
	$601,695	$108,326